Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Operating activities:
Loss before income taxes		$ (12,440,000)	$ (33,747,000)
Non-cash adjustment to reconcile loss before tax to net cash used in operating activities:
Amortization and impairment of property, plant and equipment		1,963,000	1,934,000
Amortization and impairment of intangible assets		3,721,000	2,624,000
Share-based payment expense		2,252,000	1,292,000
Increase (Decrease) in provisions		253,000	(40,000)
Interest expense, net		6,122,000	7,274,000
Change in fair value of convertible debt embedded derivative		2,682,000	14,762,000
Convertible debt amendment		0	(1,399,000)
Impact of debt reimbursement		(5,177,000)	0
Foreign exchange loss (gain)		(441,000)	127,000
Loss on disposal of property, plant and equipment		7,000	0
Bad debt expense		0	18,000
Working capital adjustments:
Decrease (Increase) in trade receivables and other receivables		7,432,000	(3,709,000)
Decrease in inventories		1,019,000	802,000
Decrease (Increase) in research tax credit receivable		(635,000)	1,680,000
Increase in trade payables and other liabilities		6,891,000	4,310,000
Decrease in contract liabilities		(7,437,000)	(5,835,000)
Increase in government grant advances	[1]	561,000	919,000
Income tax paid		(270,000)	(180,000)
Net cash flow used in operating activities		6,503,000	(9,168,000)
Investing activities:
Purchase of intangible assets and property, plant and equipment		(6,242,000)	(2,845,000)
Capitalized development expenditures		(9,535,000)	(3,048,000)
Purchase of financial assets		(2,814,000)	(27,000)
Increase of short-term deposit		(15,600,000)	(17,900,000)
Interest received		24,000	20,000
Net cash flow used in investing activities		(34,167,000)	(23,800,000)
Financing activities:
Proceeds from issue of warrants, exercise of stock options/warrants granted under share-based payment plans, net of transaction costs		96,000	32,000
Public equity offering proceeds, net of transaction costs paid		9,894,000	27,453,000
Proceeds from (repayment of) interest-bearing receivables financing		(3,341,000)	5,572,000
Proceeds from governments loans, net of transaction costs		0	5,392,000
Proceeds from interest-bearing research project financing		0	405,000
Proceeds from convertible debt, net of transaction costs		39,647,000	2,050,000
Repayment of convertible debt		(8,750,000)	0
Payment of lease liabilities		(550,000)	(786,000)
Repayment of interest-bearing research project financing		(363,000)	0
Repayment of government loans		(240,000)	0
Repayment of venture debt		(8,042,000)	(2,449,000)
Interest paid		(4,480,000)	(1,215,000)
Net cash flows from financing activities		23,871,000	36,454,000
Net increase (decrease) in cash and cash equivalents		(3,793,000)	3,486,000
Net foreign exchange difference		2,000	(3,000)
Cash and cash equivalents at January 1		7,574,000	14,098,000
Cash and cash equivalents at period end		$ 3,783,000	$ 17,581,000

[1]	Including $1.4 million related to the forgiveness of a debt in April 2021 (see Note 13).